UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            August 3, 2011

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  $2,908,158 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM              042068106    11792   414775 SH       SOLE                   223175            191600
AT&T Inc.                      COM              00206R102      271     8621 SH       SOLE                     7021              1600
Acme Packet, Inc.              COM              004764106    99533  1419268 SH       SOLE                   668650            750618
Alaska Air Group, Inc.         COM              011659109    29766   434800 SH       SOLE                   188150            246650
Alliance Data Systems Corporat COM              018581108    26561   282350 SH       SOLE                   125450            156900
Altera Corporation             COM              021441100    72827  1571235 SH       SOLE                   714550            856685
Amazon.com, Inc.               COM              023135106   150420   735584 SH       SOLE                   340930            394654
Apple Inc.                     COM              037833100    56586   168575 SH       SOLE                    78408             90167
Aruba Networks, Inc.           COM              043176106    43837  1483484 SH       SOLE                   712950            770534
Baidu, Inc.                    COM              056752108    40475   288840 SH       SOLE                   152215            136625
Berry Petroleum Company        COM              085789105    65914  1240609 SH       SOLE                   568925            671684
BlackRock, Inc.                COM              09247X101    52998   276305 SH       SOLE                   123500            152805
Blue Nile, Inc.                COM              09578R103    48209  1096152 SH       SOLE                   544368            551784
BroadSoft, Inc.                COM              11133B409     3914   102650 SH       SOLE                    70550             32100
Celgene Corporation            COM              151020104    46494   770789 SH       SOLE                   352117            418672
Chipotle Mexican Grill, Inc.   COM              169656105    31063   100793 SH       SOLE                    44950             55843
Cognizant Technology Solutions COM              192446102   143544  1957235 SH       SOLE                   894850           1062385
Deckers Outdoor Corporation    COM              243537107    56949   646117 SH       SOLE                   284000            362117
Dendreon Corporation           COM              24823Q107    32871   833451 SH       SOLE                   380150            453301
Energy XXI (Bermuda) Limited   COM              G10082140    49792  1498851 SH       SOLE                   688000            810851
Expeditors Int'l of Washington COM              302130109    54749  1069534 SH       SOLE                   487200            582334
F5 Networks, Inc.              COM              315616102   125031  1134072 SH       SOLE                   523721            610351
FMC Technologies, Inc.         COM              30249U101    25496   569225 SH       SOLE                   258175            311050
Financial Engines, Inc.        COM              317485100    40619  1567100 SH       SOLE                   698900            868200
Forest Oil Corporation         COM              346091705    16681   624507 SH       SOLE                    97475            527032
Google Inc.                    COM              38259P508    82138   162206 SH       SOLE                    74711             87495
Green Dot Corporation          COM              39304D102    23378   688000 SH       SOLE                   317900            370100
Greenhill & Co., Inc.          COM              395259104    28235   524620 SH       SOLE                   231836            292784
HMS Holdings Corp.             COM              40425J101    31952   415665 SH       SOLE                   189765            225900
Helix Biomedix, Inc.           COM              423287309       16    38400 SH       SOLE                    38400
Helmerich & Payne, Inc.        COM              423452101      496     7500 SH       SOLE                     2800              4700
Human Genome Sciences, Inc.    COM              444903108    28695  1169318 SH       SOLE                   531550            637768
IPC The Hospitalist Company, I COM              44984A105      440     9500 SH       SOLE                     2100              7400
IPG Photonics Corporation      COM              44980X109     2316    31850 SH       SOLE                    14900             16950
Illumina, Inc.                 COM              452327109      410     5450 SH       SOLE                     1200              4250
Intuitive Surgical, Inc.       COM              46120E602    51745   139057 SH       SOLE                    64593             74464
Joy Global Inc.                COM              481165108    29563   310409 SH       SOLE                   139300            171109
Limelight Networks, Inc.       COM              53261M104     1253   274700 SH       SOLE                   224200             50500
MAKO Surgical Corp.            COM              560879108    18388   618500 SH       SOLE                   283750            334750
MakeMyTrip Limited             COM              V5633W109     2487   101500 SH       SOLE                    79500             22000
McMoRan Exploration Co.        COM              582411104     2075   112300 SH       SOLE                    56800             55500
MercadoLibre, Inc.             COM              58733R102    76999   970488 SH       SOLE                   456570            513918
NII Holdings, Inc.             COM              62913F201    42401  1000485 SH       SOLE                   465917            534568
NXP Semiconductors             COM              N6596X109     1585    59300 SH       SOLE                    39200             20100
Nektar Therapeutics            COM              640268108      214    29500 SH       SOLE                     6500             23000
Netflix, Inc.                  COM              64110L106    82742   314980 SH       SOLE                   147835            167145
Nordstrom, Inc.                COM              655664100    42910   914143 SH       SOLE                   418443            495700
OpenTable, Inc.                COM              68372A104    96229  1157708 SH       SOLE                   537415            620293
Pioneer Natural Resources Comp COM              723787107    27946   312000 SH       SOLE                   141050            170950
Polypore International, Inc.   COM              73179V103    32745   482683 SH       SOLE                   215600            267083
Portfolio Recovery Associates, COM              73640Q105    47598   561367 SH       SOLE                   256100            305267
Precision Castparts Corp.      COM              740189105    65594   398384 SH       SOLE                   209300            189084
QUALCOMM Incorporated          COM              747525103   124612  2194262 SH       SOLE                  1023010           1171252
SPDR Trust Series 1            COM              78462F103      297     2252 SH       SOLE                     2252
SXC Health Solutions Corp.     COM              78505P100    25713   436400 SH       SOLE                   204150            232250
Salix Pharmaceuticals, Ltd.    COM              795435106    39522   992268 SH       SOLE                   447200            545068
SandRidge Energy, Inc.         COM              80007P307    25391  2381869 SH       SOLE                  1098200           1283669
Shutterfly, Inc.               COM              82568P304     2056    35800 SH       SOLE                    23800             12000
Skyworks Solutions, Inc.       COM              83088M102    30923  1345668 SH       SOLE                   622150            723518
SuccessFactors, Inc.           COM              864596101    12284   417834 SH       SOLE                   183600            234234
Tesla Motors, Inc.             COM              88160R101    46732  1604268 SH       SOLE                   799750            804518
Vera Bradley, Inc.             COM              92335C106    28828   754650 SH       SOLE                   336650            418000
VeriFone Systems, Inc          COM              92342Y109    40367   910200 SH       SOLE                   427350            482850
Verizon Communications Inc.    COM              92343V104      514    13813 SH       SOLE                    12413              1400
Vertex Pharmaceuticals Incorpo COM              92532F100    14880   286200 SH       SOLE                   127100            159100
Vistaprint N.V.                COM              N93540107    76210  1592679 SH       SOLE                   747668            845011
WebMD Health Corp.             COM              94770V102      957    21000 SH       SOLE                    19500              1500
Whiting Petroleum Corporation  COM              966387102    69593  1222855 SH       SOLE                   529005            693850
Yandex N.V.                    COM              N97284108    19138   538950 SH       SOLE                   259150            279800
lululemon athletica inc.       COM              550021109    70726   632500 SH       SOLE                   287300            345200
priceline.com Incorporated     COM              741503403    85983   167958 SH       SOLE                    78985             88973
tw telecom inc.                COM              87311L104    46492  2264585 SH       SOLE                  1042400           1222185